Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 4,379,000,090	$ 2,829,682,404	$ 2,548,384,317
Income by agreement with Shell	460,714,800
Commodity derivative income	66,506,258	6,814,747	4,473,463
Regasification service	29,739,775
Income from insurance claims (insurance)	8,233,249	6,352,546	10,799,437
Compensation from delayed suppliers	3,304,994
Income from sanctions to users	3,801,165	3,419,398	1,314,193
Temporary leasing of generating facilities		686,126	10,662,952
SEC fine revocation		1,161,837
Other	5,131,532	7,112,477	9,767,835
Total other income	577,431,773	25,547,131	37,017,880
Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	52,534,938	29,341,568	41,859,311
Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	3,062,728	2,967,964	3,387,302
Services and Business Advisories Provided [Member[
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	35,353,775	44,126,106	53,121,851
Other services
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	106,876,132	87,526,529	108,776,845
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	3,555,216,142	2,585,248,169	2,380,736,600
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,233,369,420	1,489,763,351	1,111,508,158
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	822,190,715	532,353,167	480,168,004
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,209,931,004	893,147,380	571,587,710
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	201,247,701	64,262,804	59,752,444
Electricity and Fuels [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,321,846,722	1,095,484,818	1,269,228,442
Electricity and Fuels [Member] | Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	117,690,525	104,894,576	124,719,139
Electricity and Fuels [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	732,865,039	597,631,419	608,703,250
Electricity and Fuels [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	362,207,598	293,442,712	366,874,872
Electricity and Fuels [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	109,083,560	99,516,111	168,931,181
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue	716,907,816	156,907,706	58,870,872
Other Sales [Member] | Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	45,175,567	27,465,374	20,062,606
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of natural gas	671,732,249	129,442,332	38,808,266
Revenue from Other Services [Member] | Other services
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 15,924,691	$ 11,090,891	$ 10,408,381